SCHEDULE OF PROFORMA FOR BUSINESS ACQUISITION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 2,748,262	$ 1,397,940
Net income (loss)	$ (6,505,299)	$ (1,284,804)
Net income (loss) per share	$ (1.68)	$ (0.40)